UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  028-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

 /s/    Michael A. Elrad     Chicago, IL/USA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $2,540,594 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    12351   424300 SH       SOLE                   424300        0        0
AMERICAN TOWER CORP            CL A             029912201    54920  1049500 SH       SOLE                  1049500        0        0
AVALONBAY CMNTYS INC           COM              053484101    53055   413200 SH       SOLE                   413200        0        0
BRE PROPERTIES INC             CL A             05564E106    19703   395000 SH       SOLE                   395000        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    68129  1810500 SH       SOLE                  1810500        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    71566  2850100 SH       SOLE                  2850100        0        0
CHESAPEAKE LODGING TR          SH BEN INT       165240102     5428   318200 SH       SOLE                   318200        0        0
CREXUS INVT CORP               COM              226553105    10991   989300 SH       SOLE                   989300        0        0
D R HORTON INC                 COM              23331A109    69996  6076000 SH       SOLE                  6076000        0        0
GAYLORD ENTMT CO NEW           COM              367905106    36639  1221300 SH       SOLE                  1221300        0        0
HATTERAS FINL CORP             COM              41902R103    11899   421500 SH       SOLE                   421500        0        0
HOME DEPOT INC                 COM              437076102   105020  2899500 SH       SOLE                  2899500        0        0
HOST HOTELS & RESORTS INC      COM              44107P104   160581  9473800 SH       SOLE                  9473800        0        0
HUDSON PAC PPTYS INC           COM              444097109    12822   825600 SH       SOLE                   825600        0        0
HYATT HOTELS CORP              COM CL A         448579102    50090  1227100 SH       SOLE                  1227100        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100     4372   206900 SH       SOLE                   206900        0        0
ISHARES TR                     DJ US REAL EST   464287739   284435  4717000 SH  PUT  SOLE                  4717000        0        0
KILROY RLTY CORP               COM              49427F108    40173  1017300 SH       SOLE                  1017300        0        0
LOWES COS INC                  COM              548661107    17641   756800 SH       SOLE                   756800        0        0
MACERICH CO                    COM              554382101   206574  3861200 SH       SOLE                  3861200        0        0
MACK CALI RLTY CORP            COM              554489104    61179  1857300 SH       SOLE                  1857300        0        0
MACYS INC                      COM              55616P104    29600  1012300 SH       SOLE                  1012300        0        0
MERITAGE HOMES CORP            COM              59001A102    33305  1476300 SH       SOLE                  1476300        0        0
MFA FINANCIAL INC              COM              55272X102    48555  6039200 SH       SOLE                  6039200        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    84452  2039400 SH       SOLE                  2039400        0        0
NVR INC                        COM              62944T105    94107   129717 SH       SOLE                   129717        0        0
POST PPTYS INC                 COM              737464107    95745  2349000 SH       SOLE                  2349000        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    51898  1378800 SH  PUT  SOLE                  1378800        0        0
RYLAND GROUP INC               COM              783764103    47780  2890500 SH       SOLE                  2890500        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    36998   968800 SH       SOLE                   968800        0        0
SHERWIN WILLIAMS CO            COM              824348106    67566   805600 SH       SOLE                   805600        0        0
SIMON PPTY GROUP INC NEW       COM              828806109   119277  1026217 SH       SOLE                  1026217        0        0
SL GREEN RLTY CORP             COM              78440X101    94096  1135460 SH       SOLE                  1135460        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    70353  1255400 SH       SOLE                  1255400        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    63600  1134900 SH  PUT  SOLE                  1134900        0        0
STARWOOD PPTY TR INC           COM              85571B105    25921  1263800 SH       SOLE                  1263800        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    33886  3655400 SH       SOLE                  3655400        0        0
TERRENO RLTY CORP              COM              88146M101     4253   250000 SH       SOLE                   250000        0        0
TOLL BROTHERS INC              COM              889478103    69035  3328600 SH       SOLE                  3328600        0        0
VENTAS INC                     COM              92276F100    23514   446100 SH       SOLE                   446100        0        0
VORNADO RLTY TR                SH BEN INT       929042109    89089   956100 SH       SOLE                   956100        0        0